General Information and Statement of Compliance - Additional Information (Detail)	Dec. 21, 2018	Aug. 13, 2018	Jul. 03, 2018	Apr. 07, 2015
DBV Technologies Inc. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
DBV Australia Pty Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%
DBV Canada Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
DBV Pharma [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%